Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Flexible Cap Growth Fund

Goldman Sachs Focused Growth Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Technology Opportunities Fund

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Focused Value Fund

Goldman Sachs Growth and Income Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Long Short Fund

Goldman Sachs Funds of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Flexible Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Flexible Cap Growth Fund

Goldman Sachs Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Focused Growth Fund

Goldman Sachs Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Technology Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Technology Opportunities Fund

Goldman Sachs Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Focused Value Fund

Goldman Sachs Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Growth and Income Fund

Goldman Sachs Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Long Short Fund

Goldman Sachs Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Funds of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Funds of Funds Portfolios

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Funds of Funds Portfolios

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Funds of Funds Portfolios

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Funds of Funds Portfolios

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs Absolute Return Tracker Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Select Satellite Funds

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Select Satellite Funds

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Select Satellite Funds

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs International Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs Global Infrastructure Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Fundss

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs International Equity Dividend and Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs U.S. Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs International Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 28, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated April 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Tax-Managed Equity Fund